Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Asset Information for Company's Consumer Lending Business Segment

The following table includes asset information for our Consumer Lending segment.

	December 31,
(Dollars in millions)	2012	2011
Private Education Loans, net	$36,934	$36,290
Cash and investments(1)	2,731	3,113
Other	3,275	3,595

Total assets	$42,940	$42,998

(1)	Includes restricted cash and investments.

Asset Information for Company's FFELP Loans Business Segment

The following table includes asset information for our FFELP Loans segment.

	December 31,
(Dollars in millions)	2012	2011
FFELP Loans, net	$125,612	$138,130
Cash and investments(1)	5,766	6,067
Other	4,286	4,415

Total assets	$135,664	$148,612

(1)	Includes restricted cash and investments.

Segment Results and Reconciliations to GAAP

Segment Results and Reconciliations to GAAP

	Year Ended December 31, 2012
(Dollars in millions)	Consumer Lending	Business Services	FFELP Loans	Other	Eliminations(1)	Total “Core Earnings”	Adjustments			Total GAAP
							Reclassifications	Additions/ (Subtractions)	Total Adjustments(2)
Interest income:
Student loans	$2,481	$—	$2,744	$—	$—	$5,225	$858	$(351)	$507	$5,732
Other loans	—	—	—	16	—	16	—	—	—	16
Cash and investments	7	7	11	2	(6)	21	—	—	—	21

Total interest income	2,488	7	2,755	18	(6)	5,262	858	(351)	507	5,769
Total interest expense	822	—	1,591	37	(6)	2,444	115	2 (4)	117	2,561

Net interest income (loss)	1,666	7	1,164	(19)	—	2,818	743	(353)	390	3,208
Less: provisions for loan losses	1,008	—	72	—	—	1,080	—	—	—	1,080

Net interest income (loss) after provisions for loan losses	658	7	1,092	(19)	—	1,738	743	(353)	390	2,128
Servicing revenue	46	813	90	—	(670)	279	—	—	—	279
Contingency revenue	—	356	—	—	—	356	—	—	—	356
Gains on debt repurchases	—	—	—	145	—	145	—	—	—	145
Other income (loss)	—	33	—	15	—	48	(743)	159 (5)	(584)	(536)

Total other income (loss)	46	1,202	90	160	(670)	828	(743)	159	(584)	244
Expenses:
Direct operating expenses	265	364	702	12	(670)	673	—	—	—	673
Overhead expenses	—	—	—	224	—	224	—	—	—	224

Operating expenses	265	364	702	236	(670)	897	—	—	—	897
Goodwill and acquired intangible assets impairment and amortization	—	—	—	—	—	—	—	27	27	27
Restructuring expenses	3	3	—	5	—	11	—	—	—	11

Total expenses	268	367	702	241	(670)	908	—	27	27	935

Income (loss) from continuing operations, before income tax expense (benefit)	436	842	480	(100)	—	1,658	—	(221)	(221)	1,437
Income tax expense (benefit)(3)	157	303	173	(36)	—	597	—	(99)	(99)	498

Net income (loss) from continuing operations	279	539	307	(64)	—	1,061	—	(122)	(122)	939
Income (loss) from discontinued operations, net of tax expense (benefit)	(2)	—	—	1	—	(1)	—	(1)	(1)	(2)

Net income (loss)	277	539	307	(63)	—	1,060	—	(123)	(123)	937
Less: net loss attributable to noncontrolling interest	—	(2)	—	—	—	(2)	—	—	—	(2)

Net income (loss) attributable to SLM Corporation	$277	$541	$307	$(63)	$—	$1,062	$—	$(123)	$(123)	$939

(1)	The eliminations in servicing revenue and direct operating expense represent the elimination of intercompany servicing revenue where the Business Services segment performs the loan servicing function for the FFELP Loans segment.
(2)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2012
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Goodwill and Acquired Intangibles	Total
Net interest income after provisions for loan losses	$390	$—	$390
Total other loss	(584)	—	(584)
Goodwill and acquired intangible assets impairment and amortization	—	27	27

Total “Core Earnings” adjustments to GAAP	$(194)	$(27)	(221)

Income tax benefit			(99)
Loss from discontinued operations, net of tax benefit			(1)

Net loss			$(123)

(3)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.
(4)	Represents a portion of the $42 million of “other derivative accounting adjustments.”
(5)	Represents the $115 million of “unrealized gains on derivative and hedging activities, net” as well as the remaining portion of the $42 million of “other derivative accounting adjustments.”

	Year Ended December 31, 2011
(Dollars in millions)	Consumer Lending	Business Services	FFELP Loans	Other	Eliminations(1)	Total “Core Earnings”	Adjustments				Total GAAP
							Reclassifications	Additions/ (Subtractions)		Total Adjustments(2)
Interest income:
Student loans	$2,429	$—	$2,914	$—	$—	$5,343	$902	$(355)		$547	$5,890
Other loans	—	—	—	21	—	21	—	—		—	21
Cash and investments	9	8	5	5	(8)	19	—	—		—	19

Total interest income	2,438	8	2,919	26	(8)	5,383	902	(355)		547	5,930
Total interest expense	801	—	1,472	54	(8)	2,319	71	11	(4)	82	2,401

Net interest income (loss)	1,637	8	1,447	(28)	—	3,064	831	(366)		465	3,529
Less: provisions for loan losses	1,179	—	86	30	—	1,295	—	—		—	1,295

Net interest income (loss) after provisions for loan losses	458	8	1,361	(58)	—	1,769	831	(366)		465	2,234
Servicing revenue	64	872	86	—	(739)	283	—	—		—	283
Contingency revenue	—	333	—	—	—	333	—	—		—	333
Gains on debt repurchases	—	—	—	64	—	64	(26)	—		(26)	38
Other income (loss)	(9)	69	—	(6)	—	54	(805)	(174	)(5)	(979)	(925)

Total other income (loss)	55	1,274	86	58	(739)	734	(831)	(174)		(1,005)	(271)
Expenses:
Direct operating expenses	291	393	772	19	(739)	736	—	—		—	736
Overhead expenses	—	—	—	269	—	269	—	—		—	269

Operating expenses	291	393	772	288	(739)	1,005	—	—		—	1,005
Goodwill and acquired intangible assets impairment and amortization	—	—	—	—	—	—	—	21		21	21
Restructuring expenses	3	5	1	3	—	12	—	—		—	12

Total expenses	294	398	773	291	(739)	1,017	—	21		21	1,038

Income (loss) from continuing operations, before income tax expense (benefit)	219	884	674	(291)	—	1,486	—	(561)		(561)	925
Income tax expense (benefit)(3)	81	325	248	(107)	—	547	—	(219)		(219)	328

Net income (loss) from continuing operations	138	559	426	(184)	—	939	—	(342)		(342)	597
Income (loss) from discontinued operations, net of tax expense (benefit)	(2)	5	—	34	—	37	—	(2)		(2)	35

Net income (loss)	136	564	426	(150)	—	976	—	(344)		(344)	632
Less: loss attributable to noncontrolling interest	—	(1)	—	—	—	(1)	—	—		—	(1)

Net income (loss) attributable to SLM Corporation	$136	$565	$426	$(150)	$—	$977	$—	$(344)		$(344)	$633

(1)	The eliminations in servicing revenue and direct operating expense represent the elimination of intercompany servicing revenue where the Business Services segment performs the loan servicing function for the FFELP Loans segment.
(2)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2011
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Goodwill and Acquired Intangibles	Total
Net interest income after provisions for loan losses	$465	$—	$465
Total other loss	(1,005)	—	(1,005)
Goodwill and acquired intangible assets impairment and amortization	—	21	21

Total “Core Earnings” adjustments to GAAP	$(540)	$(21)	(561)

Income tax benefit			(219)
Loss from discontinued operations, net of tax benefit			(2)

Net loss			$(344)

(3)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.
(4)	Represents a portion of the $(32) million of “other derivative accounting adjustments.”
(5)	Represents the $(153) million of “unrealized gains on derivative and hedging activities, net” as well as the remaining portion of the $(32) million of “other derivative accounting adjustments.”

	Year Ended December 31, 2010
(Dollars in millions)	Consumer Lending	Business Services	FFELP Loans	Other	Eliminations(1)	Total “Core Earnings”	Adjustments			Total GAAP
							Reclassifications	Additions/ (Subtractions)	Total Adjustments(2)
Interest income:
Student loans	$2,353	$—	$2,766	$—	$—	$5,119	$888	$(309)	$579	$5,698
Other loans	—	—	—	30	—	30	—	—	—	30
Cash and investments	15	12	8	3	(12)	26	—	—	—	26

Total interest income	2,368	12	2,774	33	(12)	5,175	888	(309)	579	5,754
Total interest expense	753	—	1,408	44	(12)	2,193	69	13 (4)	82	2,275

Net interest income (loss)	1,615	12	1,366	(11)	—	2,982	819	(322)	497	3,479
Less: provisions for loan losses	1,298	—	98	23	—	1,419	—	—	—	1,419

Net interest income (loss) after provisions for loan losses	317	12	1,268	(34)	—	1,563	819	(322)	497	2,060
Servicing revenue	73	818	68	—	(648)	311	—	—	—	311
Contingency revenue	—	330	—	—	—	330	—	—	—	330
Gains on debt repurchases	—	—	—	317	—	317		—	—	317
Other income (loss)	—	50	312	22	—	384	(819)	404 (5)	(415)	(31)

Total other income (loss)	73	1,198	380	339	(648)	1,342	(819)	404	(415)	927
Expenses:
Direct operating expenses	352	411	699	12	(648)	826	—	—	—	826
Overhead expenses	—	—	—	304	—	304	—	—	—	304

Operating expenses	352	411	699	316	(648)	1,130	—	—	—	1,130
Goodwill and acquired intangible assets impairment and amortization	—	—	—	—	—	—	—	543	543	543
Restructuring expenses	12	6	55	12	—	85	—	—	—	85

Total expenses	364	417	754	328	(648)	1,215	—	543	543	1,758

Income (loss) from continuing operations, before income tax expense (benefit)	26	793	894	(23)	—	1,690	—	(461)	(461)	1,229
Income tax expense (benefit)(3)	9	286	322	(11)	—	606	—	(106)	(106)	500

Net income (loss) from continuing operations	17	507	572	(12)	—	1,084	—	(355)	(355)	729
Income (loss) from discontinued operations, net of tax expense (benefit)	(3)	12	—	(65)	—	(56)	—	(143)	(143)	(199)

Net income (loss)	$14	$519	$572	$(77)	$—	$1,028	$—	$(498)	$(498)	$530

(1)	The eliminations in servicing revenue and direct operating expense represent the elimination of intercompany servicing revenue where the Business Services segment performs the loan servicing function for the FFELP Loans segment.
(2)	“Core Earnings” adjustments to GAAP:

	Year Ended December 31, 2010
(Dollars in millions)	Net Impact of Derivative Accounting	Net Impact of Goodwill and Acquired Intangibles	Total
Net interest income after provisions for loan losses	$497	$—	$497
Total other loss	(415)	—	(415)
Goodwill and acquired intangible assets impairment and amortization	—	543	543

Total “Core Earnings” adjustments to GAAP	$82	$(543)	(461)

Income tax benefit			(106)
Loss from discontinued operations, net of tax benefit			(143)

Net loss			$(498)

(3)	Income taxes are based on a percentage of net income before tax for the individual reportable segment.
(4)	Represents a portion of the $(63) million of “other derivative accounting adjustments.”
(5)	Represents the $454 million of “unrealized gains on derivative and hedging activities, net” as well as the remaining portion of the $(63) million of “other derivative accounting adjustments.”

Core Earnings Adjustments to GAAP

The following table reflects aggregate adjustments associated with these areas.

	Years Ended December 31,
(Dollars in millions)	2012	2011	2010
“Core Earnings” adjustments to GAAP:
Net impact of derivative accounting(1)	$(194)	$(540)	$82
Net impact of goodwill and acquired intangible assets(2)	(27)	(21)	(543)
Net tax effect(3)	99	219	106
Net effect from discontinued operations	(1)	(2)	(143)

Total “Core Earnings” adjustments to GAAP	$(123)	$(344)	$(498)

(1)	Derivative accounting: “Core Earnings” exclude periodic unrealized gains and losses that are caused by the mark-to-market valuations on derivatives that do not qualify for hedge accounting treatment under GAAP as well as the periodic unrealized gains and losses that are a result of ineffectiveness recognized related to effective hedges under GAAP. These unrealized gains and losses occur in our Consumer Lending, FFELP Loans and Other business segments. Under GAAP, for our derivatives that are held to maturity, the cumulative net unrealized gain or loss over the life of the contract will equal $0 except for Floor Income Contracts where the cumulative unrealized gain will equal the amount for which we sold the contract. In our “Core Earnings” presentation, we recognize the economic effect of these hedges, which generally results in any net settlement cash paid or received being recognized ratably as an interest expense or revenue over the hedged item’s life.
(2)	Goodwill and acquired intangible assets: Our “Core Earnings” exclude goodwill and intangible asset impairment and amortization of acquired intangible assets.
(3)	Net Tax Effect: Such tax effect is based upon our “Core Earnings” effective tax rate for the year.